Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	February 2021
Payment Date	3/15/2021
Transaction Month	24
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,786,699,020.71	60,790		58.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$317,750,000.00	2.65000%		April 15, 2020
Class A-2a Notes	$481,220,000.00	2.78%		February 15, 2022
Class A-2b Notes	$100,000,000.00	0.26738%	*	February 15, 2022
Class A-3 Notes	$491,350,000.00	2.78%		September 15, 2023
Class A-4 Notes	$159,770,000.00	2.85%		August 15, 2024
Class B Notes	$48,940,000.00	3.02%		October 15, 2024
Class C Notes	$32,620,000.00	3.25%		September 15, 2025
Total	$1,631,650,000.00
		* One-month LIBOR + 0.16%

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,817,273.23

Principal:
Principal Collections	$21,163,210.33
Prepayments in Full	$9,682,017.54
Liquidation Proceeds	$342,236.22
Recoveries	$182,942.10
Sub Total	$31,370,406.19
Collections	$33,187,679.42

Purchase Amounts:
Purchase Amounts Related to Principal	$172,231.33
Purchase Amounts Related to Interest	$542.13
Sub Total	$172,773.46

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$33,360,452.88

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	February 2021
Payment Date	3/15/2021
Transaction Month	24
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$33,360,452.88
Servicing Fee	$640,165.07	$640,165.07	$0.00	$0.00	$32,720,287.81
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$32,720,287.81
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$32,720,287.81
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$32,720,287.81
Interest - Class A-3 Notes	$984,581.23	$984,581.23	$0.00	$0.00	$31,735,706.58
Interest - Class A-4 Notes	$379,453.75	$379,453.75	$0.00	$0.00	$31,356,252.83
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,356,252.83
Interest - Class B Notes	$123,165.67	$123,165.67	$0.00	$0.00	$31,233,087.16
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,233,087.16
Interest - Class C Notes	$88,345.83	$88,345.83	$0.00	$0.00	$31,144,741.33
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,144,741.33
Regular Principal Payment	$28,115,050.56	$28,115,050.56	$0.00	$0.00	$3,029,690.77
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,029,690.77
Residual Released to Depositor	$0.00	$3,029,690.77	$0.00	$0.00	$0.00
Total		$33,360,452.88

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$28,115,050.56
Total					$28,115,050.56
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$28,115,050.56	$57.22	$984,581.23	$2.00	$29,099,631.79	$59.22
Class A-4 Notes	$0.00	$0.00	$379,453.75	$2.38	$379,453.75	$2.38
Class B Notes	$0.00	$0.00	$123,165.67	$2.52	$123,165.67	$2.52
Class C Notes	$0.00	$0.00	$88,345.83	$2.71	$88,345.83	$2.71
Total	$28,115,050.56	$17.23	$1,575,546.48	$0.97	$29,690,597.04	$18.20

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	February 2021
Payment Date	3/15/2021
Transaction Month	24

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$424,999,091.16	0.8649620	$396,884,040.60	0.8077420
Class A-4 Notes	$159,770,000.00	1.0000000	$159,770,000.00	1.0000000
Class B Notes	$48,940,000.00	1.0000000	$48,940,000.00	1.0000000
Class C Notes	$32,620,000.00	1.0000000	$32,620,000.00	1.0000000
Total	$666,329,091.16	0.4083775	$638,214,040.60	0.3911464

Pool Information
Weighted Average APR	3.058%	3.050%
Weighted Average Remaining Term	38.61	37.75
Number of Receivables Outstanding	38,581	37,841
Pool Balance	$768,198,084.81	$736,534,565.40
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$706,406,031.34	$677,816,027.99
Pool Factor	0.4299538	0.4122320

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,079,138.42
Yield Supplement Overcollateralization Amount	$58,718,537.41
Targeted Overcollateralization Amount	$98,320,524.80
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$98,320,524.80

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,079,138.42
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,079,138.42
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,079,138.42

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	February 2021
Payment Date	3/15/2021
Transaction Month	24
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		70	$303,823.99
(Recoveries)		74	$182,942.10
Net Loss for Current Collection Period			$120,881.89
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1888%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7896%
Second Prior Collection Period			0.6263%
Prior Collection Period			0.6267%
Current Collection Period			0.1928%
Four Month Average (Current and Prior Three Collection Periods)			0.5588%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,170	$10,884,285.74
(Cumulative Recoveries)			$1,233,974.61
Cumulative Net Loss for All Collection Periods			$9,650,311.13
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5401%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,015.80
Average Net Loss for Receivables that have experienced a Realized Loss			$4,447.15

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.02%	317	$7,508,363.63
61-90 Days Delinquent	0.19%	48	$1,409,372.43
91-120 Days Delinquent	0.02%	7	$143,849.68
Over 120 Days Delinquent	0.06%	16	$435,207.64
Total Delinquent Receivables	1.29%	388	$9,496,793.38

Repossession Inventory:
Repossessed in the Current Collection Period		14	$461,495.35
Total Repossessed Inventory		41	$1,199,361.98

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1826%
Prior Collection Period			0.1737%
Current Collection Period			0.1876%
Three Month Average			0.1813%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2700%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	February 2021
Payment Date	3/15/2021
Transaction Month	24

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	110	$2,590,532.91
2 Months Extended	164	$4,363,387.93
3+ Months Extended	24	$534,214.82

Total Receivables Extended	298	$7,488,135.66

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer